Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On March 25, 2021, the Company consummated its Initial Public Offering of 31,116,305 Units, including the partial exercise of the underwriters’ option to purchase 3,616,305 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of approximately $311.2 million, and incurring offering costs of approximately $17.6 million, of which approximately $10.9 million was for deferred underwriting commissions.

Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).

Note 3 — Initial Public Offering

On March 25, 2021, the Company consummated its Initial Public Offering of 31,116,305 Units, including the partial exercise of the underwriters’ option to purchase 3,616,305 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of approximately $311.2 million, and incurring offering costs of approximately $17.6 million, of which approximately $10.9 million was for deferred underwriting commissions.

Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).